Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended
	June 30,
Numerators	2025	2024	2023
	US$	US$	US$
Net income	764,919	1,548,347	996,157

Denominators	-	-	-
Weighted average number of Class A Ordinary Shares outstanding-Basic and diluted*	10,597,527	10,000,000	10,000,000
Weighted average number of Class B Ordinary Shares outstanding-Basic and diluted*	-	-	-
Net income per Class A Ordinary Share-Basic and diluted*	0.07	0.15	0.10
Net income per Class B Ordinary Share-Basic and diluted*	-	-	-

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.